Goodwill and Intangible Assets Goodwill and Intangible Assets - Schedule of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 2,416	$ 25,208	$ 2,416
Impairment of goodwill		(22,951)
Effect of foreign currency translation	0	159
Goodwill, Ending balance	$ 2,416	$ 2,416	$ 2,416